Cover Page	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Registrant Name	VIATRIS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001792044
Entity Address, State or Province	PA